Debt (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Components of Debt
As of June 30, 2017 and December 31, 2016, our debt was as follows:

(in thousands of $)	June 30, 2017	December 31, 2016
Golar Arctic facility	69,250	72,900
Golar Viking facility	54,688	57,292
Convertible bonds - 2012	—	218,851
Convertible bonds - 2017	333,682	—
FLNG Hilli facility	375,000	250,000
Hilli shareholder loans	49,066	49,066
$1.125 billion facility	206,306	318,444
ICBC VIE loans	658,384	674,688
Seal SPV loan	157,120	157,120
Tundra VIE loan (note 2)	198,613	205,145
Crystal VIE loan	112,000	—
Margin Loan Facility	139,660	—
Total debt	2,353,769	2,003,506
Less: Deferred financing costs, net	(30,739)	(26,308)
Total debt, net of deferred financing costs	2,323,030	1,977,198